UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2010
Date of reporting period: August 31, 2009

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
AT&T	300,000	$7,815,000	1.21%	Telecommunctns - Services
Abbott Laboratories	250,000	$11,307,500	1.75%	Medical - Drugs
Air Products & Chemicals	200,000	$15,006,000	2.32%	Chemicals - Specialty
Alcoa	500,000	$6,025,000	0.93%	Metal Ores - Non Ferrous
Arch Coal	650,000	$11,258,000	1.74%	Coal
Archer-Daniels-Midland	80,000	$2,306,400	0.36%	Food - Flour & Grain
AstraZeneca PLC ADS	190,000	$8,859,700	1.37%	Medical - Drugs
Avery Dennison	60,000	$1,854,000	0.29%	Office & Art Materials
BASF SE ADS	140,000	$7,313,600	1.13%	Chemicals - Diversified
BP PLC ADS	220,000	$11,319,000	1.75%	Oil & Gas - Intl Integrated
Becton, Dickinson & Co.	50,000	$3,481,000	0.54%	Medical - Supplies
BHP Billiton ADS	200,000	$12,460,000	1.92%	Metal Ores - Non Ferrous
Black & Decker	43,000	$1,897,160	0.29%	Tools - Hand Held
Bristol-Myers Squibb	550,000	$12,171,500	1.88%	Medical - Drugs
Burlington Northern Santa Fe	100,000	$8,302,000	1.28%	Transportation - Rail
Canadian National Railway	200,000	$9,654,000	1.49%	Transportation - Rail
Canadian Pacific Railway	90,000	$4,307,400	0.66%	Transportation - Rail
Carlisle	350,000	$11,546,500	1.78%	Diversified Operations
Chunghwa Telecom ADR	659,065	$11,270,012	1.74%	Telecommunctns - Services
Colgate-Palmolive	200,000	$14,540,000	2.24%	Soap & Cleaning Preparatns
ConocoPhillips	300,000	$13,509,000	2.09%	Oil & Gas - U S Integrated
EI Du Pont de Nemours	240,000	$7,663,200	1.18%	Chemicals - Diversified
Dun & Bradstreet	130,000	$9,495,200	1.47%	Business Services
E.ON AG ADS	150,000	$6,352,500	0.98%	Utility - Electric Power
Emerson Electric	180,000	$6,636,600	1.02%	Machinery - Electrical
EnCana	200,000	$10,398,000	1.60%	Oil & Gas - Canadn Integrated
Energen	160,000	$6,718,400	1.04%	Utility - Gas Distribution
Exxon Mobil	160,000	$11,064,000	1.71%	Oil & Gas - Intl Integrated
FPL	150,000	$8,427,000	1.30%	Utility - Electric Power
Freeport-McMoRan Copper & Gold	100,000	$6,298,000	0.97%	Metal Ores - Misc
General Mills	150,000	$8,959,500	1.38%	Food - Misc Preparation
Genuine Parts	250,000	$9,260,000	1.43%	Auto Parts - Retail/Whlsle
GlaxoSmithKline PLC ADS	242,007	$9,462,474	1.46%	Medical - Drugs
Grainger (W.W)	40,000	$3,498,800	0.54%	Machinery - Electrical
Honeywell International	225,000	$8,271,000	1.28%	Diversified Operations
Illinois Tool Works	200,000	$8,364,000	1.29%	Metal Prods - Fasteners
Intel	550,000	$11,176,000	1.72%	Elec Components - Semicondtrs
Johnson & Johnson	210,000	$12,692,400	1.96%	Medical - Supplies
Johnson Controls	200,000	$4,954,000	0.76%	Diversified Operations
Kellogg	220,000	$10,359,800	1.60%	Food - Flour & Grain
Kimberly-Clark	130,000	$7,859,800	1.21%	Paper & Paper Products
Eli Lilly	300,000	$10,038,000	1.55%	Medical - Drugs
McGraw-Hill	400,000	$13,444,000	2.08%	Publishing - Books
Medtronic	100,000	$3,830,000	0.59%	Medical - Instruments
Methanex	300,000	$5,370,000	0.83%	Chemicals - Specialty
Microsoft	500,000	$12,325,000	1.90%	Computer - Software
Microchip Technology	350,000	$9,292,500	1.43%	Instruments - Control
National Fuel Gas	130,000	$5,809,700	0.90%	Utility - Gas Distribution
Nike	200,000	$11,078,000	1.71%	Shoes & Related Apparel
Novartis AG ADR	200,000	$9,294,000	1.43%	Medical - Drugs
Nucor	140,000	$6,235,600	0.96%	Steel - Producers
PPG Industries	100,000	$5,540,000	0.86%	Diversified Operations
Parker Hannifin	275,000	$13,381,500	2.07%	Instruments - Control
Pearson PLC ADS	300,000	$3,660,000	0.56%	Publishing - Books
PepsiCo	150,000	$8,500,500	1.31%	Beverages - Soft Drink
Pfizer	850,000	$14,195,000	2.19%	Medical - Drugs
Piedmont Natural Gas	60,000	$1,441,200	0.22%	Utility - Gas Distribution
Plum Creek Timber	50,000	$1,514,500	0.23%	Buildg Prods - Wood
Praxair	120,000	$9,194,400	1.42%	Chemicals - Specialty
Procter & Gamble	260,000	$14,068,600	2.17%	Cosmetics & Toiletries
RPM International	180,000	$2,930,400	0.45%	Chemicals - Specialty
Regal-Beloit	100,000	$4,546,000	0.70%	Machinery - Tools & Rel Prods
Rio Tinto PLC ADS	50,000	$7,758,000	1.20%	Metal Ores - Misc
Rockwell Automation	250,000	$10,462,500	1.61%	Indstrl Automtn/Robotics
SK Telecom ADR	200,000	$3,112,000	0.48%	Telecommunctns - Services
Sempra Energy	40,000	$2,006,800	0.31%	Utility - Gas Distribution
JM Smucker	120,000	$6,272,400	0.97%	Food - Confectionery
Taiwan Semiconductor ADS	572,868	$6,129,688	0.95%	Elec Components - Semicondtrs
Telstra ADR	100,000	$1,374,000	0.21%	Utility - Telephone
Telus	100,000	$2,957,000	0.46%	Telecommunctns - Services
Tenaris SA ADR	110,000	$3,187,800	0.49%	Steel - Pipe & Tubes
3M	200,000	$14,420,000	2.23%	Diversified Operations
Tomkins PLC ADS	100,000	$1,146,000	0.18%	Diversified Operations
Total SA ADS	200,000	$11,454,000	1.77%	Oil & Gas - Intl Integrated
Unilever PLC ADS	252,081	$6,904,499	1.07%	Food - Misc Preparation
United Parcel Service	200,000	$10,692,000	1.65%	Transportation - Services
United States Steel	250,000	$10,945,000	1.69%	Steel - Producers
United Technologies	200,000	$11,872,000	1.83%	Aerospace - Equipment
Vodafone Group PLC ADS	250,000	$5,430,000	0.84%	Telecommunctns - Cellular
Wyeth	250,000	$11,962,500	1.85%	Medical - Drugs

	TOTAL	$647,888,531	100.00%

Amana Mutual Funds Trust, Growth Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
Adobe Systems	600,000	$18,852,000	1.84%	Computer - Software
Agilent Technologies	750,000	$19,260,000	1.88%	Elec Components - Misc
Akamai Technologies	800,000	$14,112,000	1.38%	Computer - Internet
Amazon.com	250,000	$20,297,500	1.98%	Retail - Internet
America Movil SAB de CV ADS	430,000	$19,414,500	1.89%	Telecommunctns - Cellular
American Eagle Outfitters	900,000	$12,150,000	1.18%	Retail - Apparel/Shoe
Amgen	300,000	$17,934,000	1.75%	Medical - Biomed/Genetics
Anglo American PLC ADR	1,200,000	$19,428,000	1.89%	Metal Ores - Gold
Apple	200,000	$33,642,000	3.28%	Computer - Mini/Micro
BP PLC ADS	105,000	$5,402,250	0.53%	Oil & Gas - Intl Integrated
Bed Bath & Beyond	150,000	$5,472,000	0.53%	Retail - Misc/Diversified
Best Buy	450,000	$16,326,000	1.59%	Retail - Consumer Elect
CVS Caremark	550,000	$20,636,000	2.01%	Retail - Drug Stores
Canadian Pacific Railway	175,000	$8,375,500	0.82%	Transportation - Rail
Canon ADS	400,000	$15,284,000	1.49%	Office Automation
China Mobile ADS	350,000	$17,227,000	1.68%	Telecommunctns - Cellular
Cisco Systems	1,000,000	$21,600,000	2.11%	Computer - Local Networks
Clorox	300,000	$17,727,000	1.73%	Soap & Cleaning Preparatns
Coach	500,000	$14,145,000	1.38%	Textile - Apparel Mfg
Consol Energy	450,000	$16,834,500	1.64%	Coal
Convergys	751,033	$8,141,198	0.79%	Business Services
Crane	300,000	$7,041,000	0.69%	Aerospace - Equipment
Cree	500,000	$18,420,000	1.80%	Elec Components - Semicondtrs
DANONE ADS	410,674	$4,414,746	0.43%	Food - Misc Preparation
Dentsply International	450,000	$15,174,000	1.48%	Medical - Supplies
EMCOR	500,000	$11,585,000	1.13%	Engineering R&D Svcs
EnCana	350,000	$18,196,500	1.77%	Oil & Gas - Canadn Integrated
Express Scripts	250,000	$18,055,000	1.76%	Medical - Hlth Maint Orgs
Fastenal	155,000	$5,611,000	0.55%	Buildg Prods - Retail/Whlsle
Gartner	150,000	$2,499,000	0.24%	Business Services
Gentex	195,150	$2,847,239	0.28%	Auto/Truck - Original Equip.
Genuine Parts	125,000	$4,630,000	0.45%	Auto Parts - Retail/Whlsle
Genzyme	300,000	$16,713,000	1.63%	Medical - Biomed/Genetics
Google	45,000	$20,775,150	2.03%	Computer - Internet
Hansen Natural	325,000	$10,614,500	1.03%	Beverages - Soft Drink
Harris	500,000	$17,365,000	1.69%	Telecommunctns - Equip
Harris Stratex Networks	124,209	$752,707	0.07%	Telecommunctns - Services
Hewlett-Packard	500,000	$22,445,000	2.19%	Computer - Mini/Micro
Humana	650,000	$23,205,000	2.26%	Medical - Hlth Maint Orgs
IMS Health	300,000	$4,158,000	0.41%	Medical - Misc Products
Infosys ADS	250,000	$10,807,500	1.05%	Computer - Software
Intel	1,100,000	$22,352,000	2.18%	Elec Components - Semicondtrs
International Business Machines	160,000	$18,888,000	1.84%	Computer - Mainframes
Intuit	400,000	$11,108,000	1.08%	Computer - Software
JAKKS Pacific	200,000	$2,680,000	0.26%	Toys/Games/Hobby Prod
Johnson & Johnson	325,000	$19,643,000	1.91%	Medical - Supplies
LAN Airlines SA ADS	350,000	$4,147,500	0.40%	Transportation - Airline
Eli Lilly	425,000	$14,220,500	1.39%	Medical - Drugs
Lincoln Electric Holdings	200,000	$9,104,000	0.89%	Machinery - Tools & Rel Prods
Lowe's	400,000	$8,600,000	0.84%	Buildg Prods - Retail/Whlsle
McGraw-Hill	320,000	$10,755,200	1.05%	Publishing - Books
Norfolk Southern	350,000	$16,054,500	1.56%	Transportation - Rail
Novartis AG ADR	475,000	$22,073,250	2.15%	Medical - Drugs
Novo Nordisk A/S ADS	200,439	$12,228,783	1.19%	Medical - Drugs
Oracle	1,000,000	$21,880,000	2.13%	Computer - Software
PepsiCo	370,000	$20,967,900	2.04%	Beverages - Soft Drink
PetSmart	600,000	$12,546,000	1.22%	Retail - Misc/Diversified
Pharmaceutical Product Development	300,000	$6,033,000	0.59%	Medical - Drugs
Potash Corp of Saskatchewan	220,000	$19,472,200	1.90%	Fertilizers
Qualcomm	400,000	$18,568,000	1.81%	Telecommunctns - Equip
Regal-Beloit	145,000	$6,591,700	0.64%	Machinery - Tools & Rel Prods
Rio Tinto PLC ADS	33,000	$5,120,280	0.50%	Metal Ores - Misc
Ritchie Bros Auctioneers	200,000	$5,012,000	0.49%	Building - Heavy Const
Rogers Communications	200,000	$5,506,000	0.54%	Broadcasting - Cable TV
SanDisk	135,000	$2,389,500	0.23%	Computer - Memory Devices
SAP AG ADS	150,000	$7,314,000	0.71%	Computer - Software
Staples	400,000	$8,644,000	0.84%	Office Equip & Supplies
Stryker	100,000	$4,146,000	0.40%	Medical - Instruments
Suncor Energy	352,400	$10,797,536	1.05%	Oil & Gas - Canadn Integrated
Taiwan Semiconductor ADS	1,043,297	$11,163,278	1.09%	Elec Components - Semicondtrs
Teck Cominco Ltd	200,000	$4,812,000	0.47%	Metal Ores - Non Ferrous
Teva Pharmaceutical Industries ADS	100,352	$5,168,128	0.50%	Medical - Generic Drugs
Trimble Navigation	700,000	$17,822,000	1.74%	Instruments - Elec Measuring
Turkcell Iletisim Hizmetleri ADR	200,000	$3,222,000	0.31%	Telecommunctns - Cellular
United Parcel Service	200,000	$10,692,000	1.04%	Transportation - Services
VCA Antech	450,000	$11,137,500	1.09%	Medical - Hospitals
John Wiley & Sons	100,000	$3,207,000	0.31%	Publishing - Books
Wyeth	200,000	$9,570,000	0.93%	Medical - Drugs
Xilinx	500,000	$11,120,000	1.08%	Elec Components - Semicondtrs
Zimmer	225,000	$10,653,750	1.04%	Medical - Misc Products
Seagate Technology	250,000	$3,462,500	0.34%	Computer - Memory Devices
Noble	500,000	$17,515,000	1.71%	Oil & Gas - Offshore Drillng
Verigy	180,000	$1,924,200	0.19%	Elec Components - Semicondtrs

	TOTAL	$1,025,881,994	100.00%
*Fair valued, see explanation below

Fair Value Measurments Disclosure:

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective June 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liabilityin an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of August 31, 2009 in valuing the Funds' investments carried at value:

LEVEL	VALUATION INPUTS	INVESTMENTS IN SECURITIES
		AMANX	AMAGX
LEVEL 1	Quoted Prices	$647,888,531	$1,025,881,994
LEVEL 2	Other Significant Observable Inputs	$-	$-
LEVEL 3	Significant Unobservable Inputs	$-	$-
TOTAL		$647,888,531	$1,025,881,994

In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

Item 2. Controls and Procedures

Internal control over financial reporting is under the supervision of the principal executive and financial officers. On October 21, 2009, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nichola Kaiser, President

Date: October 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 26, 2009

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: October 26, 2009